Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Schedule of Intangible Assets

	2023	2022	2021

Net book value of intangible assets	407	424	462
Provision for impairment of intangible assets	(40)	(40)	(43)

	367	384	419

Summary of Evolution of the Group's Intangible Assets
The evolution of the Group’s intangible assets for the years ended December 31, 2023, 2022 and 2021 is as follows:

	Service concessions	Exploration rights	Other intangibles	Total
Cost	883	160	420	1,463
Accumulated amortization	611	-	362	973

Balance as of December 31, 2020	272	160	58	490

Cost
Increases	25	-	7	32
Translation effect	-	-	(3)	(3)
Adjustment for inflation (1)	-	-	19	19
Decreases, reclassifications and other movements	-	(24)	3	(21)

Accumulated amortization
Increases	37	-	14	51
Translation effect	-	-	(1)	(1)
Adjustment for inflation (1)	-	-	5	5
Decreases, reclassifications and other movements	-	-	-	-

Cost	908	136	446	1,490
Accumulated amortization	648	-	380	1,028

Balance as of December 31, 2021	260	136	66	462

Cost
Increases	25	-	4	29
Translation effect	-	-	(32)	(32)
Adjustment for inflation (1)	-	-	35	35
Decreases, reclassifications and other movements	-	(26)	-	(26)

Accumulated amortization
Increases	27	-	16	43
Translation effect	-	-	(10)	(10)
Adjustment for inflation (1)	-	-	11	11
Decreases, reclassifications and other movements	-	-	-	-

Cost	933	110	453	1,496
Accumulated amortization	675	-	397	1,072

Balance as of December 31, 2022	258	110	56	424

Cost
Increases	31	-	2	33
Translation effect	-	-	(60)	(60)
Adjustment for inflation (1)	-	-	36	36
Decreases, reclassifications and other movements	-	-	-	-

Accumulated amortization
Increases	28	-	9	37
Translation effect	-	-	(29)	(29)
Adjustment for inflation (1)	-	-	18	18
Decreases, reclassifications and other movements	-	-	-	-

Cost	964	110	431	1,505
Accumulated amortization	703	-	395	1,098

Balance as of December 31, 2023	261	110	36	407

(1)
Corresponds to adjustment for inflation of opening balances of intangible assets of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

Summary of Reconciliation of Provision for Impairment of Intangible Assets
Set forth below is the evolution of the provision for impairment of intangible assets for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Amount at beginning of year	40	43	25
Increase charged to profit or loss	-	-	18
Translation differences	-	(3)	-

Amount at end of year	40	40	43